Subsidiary Guarantor Information	12 Months Ended
Dec. 31, 2023
Supplemental Information [abstract]
Subsidiary Guarantor Information	SUBSIDIARY GUARANTOR INFORMATION
The following consolidating information presents: (i) condensed consolidated statements of financial position at December 31, 2023 and 2022 and condensed consolidated statements of comprehensive income and cash flows for the years ended December 31, 2023, 2022 and 2021 of Petróleos Mexicanos, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries (as defined below).
These condensed consolidated statements were prepared in conformity with IFRS, with one exception: for the purposes of the presentation of the subsidiary guarantor information, the Subsidiary Entities and Subsidiary Companies have been accounted for as investments under the equity method by Petróleos Mexicanos. Earnings of subsidiaries are therefore reflected in Petróleos Mexicanos’ investment account and earnings. The principal elimination entries eliminate Petróleos Mexicanos’ investment in subsidiaries and inter-company balances and transactions. Pemex Exploration and Production, Pemex Industrial Transformation, and Pemex Logistics (collectively, the “Subsidiary Guarantors”) are 100% owned subsidiaries of the Mexican Government. The guarantees by the Subsidiary Guarantors of Petróleos Mexicanos’ payment obligations under this indebtedness are full, unconditional, joint and several. The Subsidiary Companies collectively comprise the non-guarantor subsidiaries (the “Non-Guarantor Subsidiaries”).
The Pemex Project Funding Master Trust (the “Master Trust”), which was a trust formed for the purpose of financing PEMEX’s projects, was dissolved effective December 20, 2011 and is no longer consolidated in the financial statements of PEMEX as of December 31, 2011 and thereafter.
The following table sets forth, as of December 31, 2023, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of December 31, 2023, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security		Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	844,175
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449

Security		Guarantors	Principal amount outstanding (U.S.$)
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,980,570
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,009,043
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,787,190
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663
Petróleos Mexicanos is the only PEMEX entity that had debt securities registered with the Securities and Exchange Commission (“SEC”) outstanding as of December 31, 2023 and as of the date of these consolidated financial statements, and all guaranteed debt is issued by Petróleos Mexicanos. The guaranties of the Subsidiary Guarantors are full and unconditional and joint and several. PEMEX’s management has not presented separate financial statements for the Subsidiary Guarantors, because it has determined that such information is not material to investors.
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	21,332,062	Ps.	8,121,798	Ps.	39,293,516	Ps.	—	Ps.	68,747,376
Trade and other accounts receivable, derivative financial instruments and other current assets	44,210,424		223,619,697		89,927,257		—		357,757,378
Accounts receivable—inter-company	1,779,552,352		1,084,854,020		209,158,202		(3,073,564,574)		—
Inventories	1,657,768		68,635,820		41,742,404		—		112,035,992
Total current assets	1,846,752,606		1,385,231,335		380,121,379		(3,073,564,574)		538,540,746
Long-term receivables—intercompany	1,255,133,079		—		947,917		(1,256,080,996)		—
Investments in joint ventures and associates	(1,193,893,056)		273,172,532		232,597,274		689,978,053		1,854,803
Wells, pipelines, properties, plant and equipment-net	6,883,032		1,152,610,684		322,828,450		—		1,482,322,166
Long-term notes receivables	—		998,352		181,354		—		1,179,706
Right of use	1,054,650		38,529,258		3,619,272		—		43,203,180
Deferred taxes	53,872,835		108,283,638		7,758,247		—		169,914,720
Intangible assets	30,385		19,267,774		1,052,660		—		20,350,819
Mexican Government Bonds	35,495,104		—		—				35,495,104
Other assets	—		2,223,837		8,390,255		—		10,614,092
Total assets	Ps.	2,005,328,635	Ps.	2,980,317,410	Ps.	957,496,808	Ps.	(3,639,667,517)	Ps.	2,303,475,336
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	407,016,329	Ps.	17,773,661	Ps.	52,431,604	Ps.	—	Ps.	477,221,594
Accounts payable—inter-company	1,611,866,944		1,353,441,870		108,185,471		(3,073,494,285)		—
Other current liabilities	49,017,649		491,387,451		106,090,967		—		646,496,067
Total current liabilities	2,067,900,922		1,862,602,982		266,708,042		(3,073,494,285)		1,123,717,661
Long-term debt	1,255,500,049		17,755,058		43,993,656		—		1,317,248,763
Long-term payables—inter-company	—		1,255,133,079		1,018,205		(1,256,151,284)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	334,789,836		1,162,988,573		17,709,313		—		1,515,487,722
Total liabilities	3,658,190,807		4,298,479,692		329,429,216		(4,329,645,569)		3,956,454,146
Equity (deficit), net	(1,671,926,836)		(1,318,162,282)		628,067,592		709,042,716		(1,652,978,810)
Total liabilities and equity	Ps.	1,986,263,971	Ps.	2,980,317,410	Ps.	957,496,808	Ps.	(3,620,602,853)	Ps.	2,303,475,336
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	14,809,052	Ps.	11,293,133	Ps.	38,312,326	Ps.	—	Ps.	64,414,511
Trade and other accounts receivable, derivative financial instruments and other current assets	61,562,752		197,610,993		78,288,125		—		337,461,870
Accounts receivable—inter-company	1,466,391,747		1,158,552,905		178,769,205		(2,803,713,857)		—
Inventories	1,695,679		79,127,255		45,195,463		—		126,018,397
Total current assets	1,544,459,230		1,446,584,286		340,565,119		(2,803,713,857)		527,894,778
Long-term receivables—intercompany	1,511,328,178		—		1,361,639		(1,512,689,817)		—
Investments in joint ventures and associates	(1,203,291,062)		269,011,476		231,429,045		704,894,507		2,043,966
Wells, pipelines, properties, plant and equipment-net	6,832,860		1,089,869,156		272,048,834		—		1,368,750,850
Long-term notes receivables	—		1,334,126		—		—		1,334,126
Right of use	1,631,407		44,352,154		3,537,286		—		49,520,847
Deferred taxes	51,156,380		113,857,491		6,618,687		—		171,632,558
Intangible assets	149,947		28,673,801		1,201,186		—		30,024,934
Mexican Government Bonds	63,653,260		—		—		—		63,653,260
Other assets	—		2,320,594		28,382,131		—		30,702,725
Total assets	Ps.	1,975,920,200	Ps.	2,996,003,084	Ps.	885,143,927	Ps.	(3,611,509,167)	Ps.	2,245,558,044
Liabilities
Current liabilities
Current portion of long-term debt	398,101,726		20,438,040		47,407,917		—		465,947,683
Accounts payable—inter-company	1,423,626,118		1,293,390,155		86,538,902		(2,803,555,175)		—
Other current liabilities	31,085,188		346,977,135		85,727,252		—		463,789,575
Total current liabilities	1,852,813,032		1,660,805,330		219,674,071		(2,803,555,175)		929,737,258
Long-term debt	1,573,359,790		22,496,110		29,660,413		—		1,625,516,313
Long-term payables—inter-company	—		1,511,403,321		1,445,177		(1,512,848,498)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	318,280,995		1,124,420,120		16,425,583		—		1,459,126,698
Total liabilities	3,744,453,817		4,319,124,881		267,205,244		(4,316,403,673)		4,014,380,269
Equity (deficit), net	(1,768,533,617)		(1,323,121,797)		617,938,683		704,894,506		(1,768,822,225)
Total liabilities and equity	Ps.	1,975,920,200	Ps.	2,996,003,084	Ps.	885,143,927	Ps.	(3,611,509,167)	Ps.	2,245,558,044
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	1,929,682,164	Ps.	1,177,322,779	Ps.	(1,390,763,266)	Ps.	1,716,241,677
Services income	96,620,468		103,803,336		23,393,179		(220,121,042)		3,695,941
Total revenues	96,620,468		2,033,485,500		1,200,715,958		(1,610,884,308)		1,719,937,618
(Impairment) of wells, pipelines, properties, plant and equipment	—		(28,534,696)		(262,822)		—		(28,797,518)
Cost of sales	1,269,012		1,726,608,659		1,162,589,565		(1,509,793,447)		1,380,673,789
Gross income	95,351,456		278,342,145		37,863,571		(101,090,861)		310,466,311
Total general expenses	83,593,412		190,053,945		13,300,611		(101,039,204)		185,908,764
Other revenues (expenses), net	757,110		(3,324,062)		905,748		55,023		(1,606,181)
Operating income	12,515,154		84,964,138		25,468,708		3,366		122,951,366
Financing cost, net	(64,364,068)		(63,037,727)		(5,883,616)		(3,367)		(133,288,778)
Foreign exchange income (loss), net	(11,196,911)		244,756,587		4,519,366		—		238,079,042
Profit (loss) sharing in joint ventures and associates	68,641,910		72,937		35,224,291		(103,529,823)		409,315
Income (loss) before duties, taxes and other	5,596,085		266,755,935		59,328,749		(103,529,824)		228,150,945
Total taxes, duties and other	(2,510,630)		220,521,837		1,988,074		—		219,999,281
Net (loss) income for the year	8,106,715		46,234,098		57,340,675		(103,529,824)		8,151,664
Total other comprehensive result	(1,088,673)		(3,989,701)		(53,844,998)		—		(58,923,372)
Total comprehensive income (loss)	Ps.	7,018,042	Ps.	42,244,397	Ps.	3,495,677	Ps.	(103,529,824)	Ps.	(50,771,708)
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	2,801,812,884	Ps.	1,498,442,200	Ps.	(1,922,252,125)	Ps.	2,378,002,959
Services income	80,180,636		97,771,725		16,779,837		(189,346,848)		5,385,350
Total revenues	80,180,636		2,899,584,609		1,515,222,037		(2,111,598,973)		2,383,388,309
(Impairment) of wells, pipelines, properties, plant and equipment	—		(83,932,377)		394,356		—		(83,538,021)
Cost of sales	1,188,124		2,254,594,197		1,473,464,907		(2,030,684,206)		1,698,563,022
Gross income	78,992,512		561,058,035		42,151,486		(80,914,767)		601,287,266
Total general expenses	75,149,492		163,600,068		12,167,950		(80,733,408)		170,184,102
Other revenues (expenses), net	136,297		(617,947)		14,550,435		286,735		14,355,520
Operating income	3,979,317		396,840,020		44,533,971		105,376		445,458,684
Financing cost, net	(53,015,543)		(95,270,023)		(6,927,924)		(105,376)		(155,318,866)
Foreign exchange income (loss), net	(2,577,191)		131,349,483		917,798		—		129,690,090
Profit (Loss) in joint ventures and associates	149,613,112		(1,982,658)		66,706,428		(213,987,481)		349,401
Income (loss) before duties, taxes and other	97,999,695		430,936,822		105,230,273		(213,987,481)		420,179,309
Total taxes, duties and other	(2,412,355)		321,846,221		746,973		—		320,180,839
Net income (loss) for the year	100,412,050		109,090,601		104,483,300		(213,987,481)		99,998,470
Total other comprehensive result	27,263,372		96,178,950		(33,568,951)		—		89,873,371
Total comprehensive (loss) income	Ps.	127,675,422	Ps.	205,269,551	Ps.	70,914,349	Ps.	(213,987,481)	Ps.	189,871,841
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	1,815,602,641	Ps.	737,192,231	Ps.	(1,062,139,493)	Ps.	1,490,655,379
Services income	83,783,182		93,096,004		11,936,130		(183,842,075)		4,973,241
Total revenues	83,783,182		1,908,698,645		749,128,361		(1,245,981,568)		1,495,628,620
(Impairment) of wells, pipelines, properties, plant and equipment	—		(751,469)		(459,126)		—		(1,210,595)
Cost of sales	939,331		1,502,101,853		728,325,768		(1,164,716,250)		1,066,650,702
Gross income	82,843,851		405,845,323		20,343,467		(81,265,318)		427,767,323
Total general expenses	77,055,697		160,027,365		9,622,354		(81,234,555)		165,470,861
Other revenues (expenses), net	2,985,438		(37,344,472)		1,009,896		(19,492)		(33,368,630)
Operating income	8,773,592		208,473,486		11,731,009		(50,255)		228,927,832
Financing cost, net	(54,245,927)		(102,785,773)		(3,907,658)		50,252		(160,889,106)
Foreign exchange (loss) income, net	(5,185,616)		(39,529,621)		(959,813)		—		(45,675,050)
(Loss) profit sharing in joint ventures and associates	(246,891,433)		(2,353,222)		(10,630,620)		256,787,168		(3,088,107)
(Impairment) of joint ventures	—		—		(6,703,324)		—		(6,703,324)
(Loss) income before duties, taxes and other	(297,549,384)		63,804,870		(10,470,406)		256,787,165		12,572,245
Total taxes, duties and other	(3,017,215)		308,071,088		2,294,249		—		307,348,122
Net (loss) income for the year	(294,532,169)		(244,266,218)		(12,764,655)		256,787,165		(294,775,877)
Total other comprehensive result	44,225,180		161,981,238		6,941,577		—		213,147,995
Total comprehensive (loss) income	Ps.	(250,306,989)	Ps.	(82,284,980)	Ps.	(5,823,078)	Ps.	256,787,165	Ps.	(81,627,882)
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	8,106,715	Ps.	46,234,098	Ps.	57,340,675	Ps.	(103,529,824)	Ps.	8,151,664
Income taxes and duties	(2,510,630)		220,521,837		1,988,074		—		219,999,281
Depreciation and amortization of wells, pipelines, properties, plant and equipment	565,065		132,294,655		4,695,556		—		137,555,276
Amortization of intangible assets	491,831		20,458		87,338		—		599,627
Impairment of wells, pipelines, properties, plant and equipment	—		28,534,696		262,822		—		28,797,518
Capitalized unsuccessful wells	—		29,529,330		—		—		29,529,330
Unsuccessful wells from intangible assets	—		4,436,985		—		—		4,436,985
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	48		6,757,696		752,828		—		7,510,572
Depreciation of rights of use	602,527		3,845,999		1,438,314		—		5,886,840
Cancellation of leases	(98,421)		(19,643)		(10,634)		—		(128,698)
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	—		4,638,600		—		—		4,638,600
(Profit) loss sharing in joint ventures and associates, net	(68,641,910)		(72,937)		(35,224,291)		103,529,823		(409,315)
Unrealized foreign exchange (income) loss	(198,352,926)		(15,838,600)		(7,580,344)		—		(221,771,870)
Interest expense	132,960,329		11,929,647		7,281,405		—		152,171,381
Interest income	(11,196,984)		(5,147,757)		(1,865,636)		—		(18,210,377)
Duties and taxes	673,056		(132,902,147)		(342,880)		—		(132,571,971)
Accounts receivable, inventories, accounts payable, DFIs and provisions	17,573,923		26,704,365		(18,574,069)		—		25,704,219
Employee benefits	15,355,953		44,440,075		260,456		—		60,056,484
Inter-company charges and deductions	(371,155,018)		32,322,800		9,737,603		329,094,615		—
Net cash flows from operating activities	(475,626,442)		438,230,157		20,247,217		329,094,614		311,945,546
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(875,254)		(222,997,316)		(68,078,428)		—		(291,950,998)
Other assets and other receivables	2,493,369		1,387,079		21,098,893		—		24,979,341
(Increase) decrease due to Inter-company investing	315,439,003		—		413,722		(315,852,725)		—
Net cash flows (used in) investing activities	317,057,118		(221,610,237)		(46,565,813)		(315,852,725)		(266,971,657)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants	166,615,123		—		—		—		166,615,123
Collection and interest collected from the Mexican Government	53,902,357		—		—		—		53,902,357
Lease payments of principal and interest	(477,081)		(5,851,936)		(1,446,963)		—		(7,775,980)
Loans obtained from financial institutions	298,622,440		35,205,868		547,572,751		—		881,401,059
Debt payments, principal only	(406,226,899)		(43,573,854)		(529,053,874)		—		(978,854,627)
Interest paid	(135,584,431)		(9,352,797)		886,892		—		(144,050,336)
Inter-company increase (decrease) financing	188,240,825		(196,218,537)		21,219,601		(13,241,889)		—
Net cash flows (used in) from financing activities	165,092,334		(219,791,256)		39,178,407		(13,241,889)		(28,762,404)
Net increase (decrease) in cash and cash equivalents	6,523,010		(3,171,335)		12,859,810		—		16,211,485
Effects of foreign exchange on cash balances	—		—		(11,878,620)		—		(11,878,620)
Cash and cash equivalents at the beginning of the year	14,809,052		11,293,133		38,312,326		—		64,414,511
Cash and cash equivalents at the end of the year	Ps.	21,332,062	Ps.	8,121,798	Ps.	39,293,516	Ps.	—	Ps.	68,747,376
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	100,412,050	Ps.	109,090,601	Ps.	104,483,300	Ps.	(213,987,481)	Ps.	99,998,470
Income taxes and duties	(2,412,355)		321,846,222		746,972		—		320,180,839
Depreciation and amortization of wells, pipelines, properties, plant and equipment	554,672		134,768,990		4,448,153		—		139,771,815
Amortization of intangible assets	433,850		22,598		59,894		—		516,342
Impairment of wells, pipelines, properties, plant and equipment	—		83,932,376		(394,355)		—		83,538,021
Capitalized unsuccessful wells	—		7,110,169		—		—		7,110,169
Unsuccessful wells from intangible assets	—		13,911,491		—		—		13,911,491
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	770,522		20,594,151		2,358,648		—		23,723,321
Depreciation of rights of use	402,661		4,775,839		785,278		—		5,963,778
Cancellation of leases	17,489		(824,885)		—				(807,396)
(Gains) on bargain purchase of business acquisition	—		—		(1,271,188)		—		(1,271,188)
Reclassification of translation effect	—		—		(10,383,296)		—		(10,383,296)
Unrealized foreign exchange loss (income) of reserve for well abandonment	—		4,647,200		—		—		4,647,200
Loss (profit) sharing in joint ventures and associates	(149,613,112)		1,982,659		(66,706,428)		213,987,480		(349,401)
Unrealized foreign exchange loss (income)	(116,319,473)		(7,874,293)		(4,351,603)		—		(128,545,369)
Interest expense	133,280,499		20,710,183		5,693,198		—		159,683,880
Interest income	(15,912,365)		(10,859,934)		(455,666)		—		(27,227,965)
Taxes and duties	(6,301,293)		(360,898,996)		527,037		—		(366,673,252)
Accounts receivable, inventories, accounts payable, DFIs and provisions	15,493,005		(52,750,442)		15,832,583		—		(21,424,854)
Employee benefits	18,330,319		35,818,190		126,678		—		54,275,187
Inter-company charges and deductions	511,277,041		(191,050,153)		115,670,229		(435,897,117)		—
Cash flows from (used in) operating activities	490,413,510		134,951,966		167,169,434		(435,897,118)		356,637,792
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(1,015,214)		(221,783,321)		(131,061,456)		13,389,062		(340,470,929)
Other assets and other receivables	2,041,688		(1,388,372)		(19,728,200)		(13,389,063)		(32,463,947)
(Increase) decrease due to Inter-company investing	118,585,446		—		484,885		(119,070,331)		—
Cash flows (used in) from investing activities	119,611,920		(223,171,693)		(150,304,771)		(119,070,332)		(372,934,876)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants	211,306,717		—		—		—		211,306,717
Collection and interest collected from the Mexican Government	7,455,715		—		—		—		7,455,715
Lease payments of principal and interest	(689,290)		(8,597,594)		(1,349,939)		—		(10,636,823)
Loans obtained from financial institutions	428,181,800		34,447,738		601,549,878		—		1,064,179,416
Debt payments, principal only	(470,070,458)		(41,828,143)		(595,260,679)		—		(1,107,159,280)
Interest paid	(136,869,989)		(17,387,706)		301,005		—		(153,956,690)
Inter-company increase (decrease) financing	(669,221,278)		126,720,696		(12,466,868)		554,967,450		—
Cash flows from (used in) financing activities:	(629,906,783)		93,354,991		(7,226,603)		554,967,450		11,189,055
Net increase (decrease) in cash and cash equivalents	(19,881,353)		5,135,264		9,638,060		—		(5,108,029)
Effects of foreign exchange on cash balances	—		—		(6,983,907)		—		(6,983,907)
Cash and cash equivalents at the beginning of the year	34,690,405		6,157,869		35,658,173		—		76,506,447
Cash and cash equivalents at the end of the year	Ps.	14,809,052	Ps.	11,293,133	Ps.	38,312,326	Ps.	—	Ps.	64,414,511
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	(294,532,169)	Ps.	(244,266,218)	Ps.	(12,764,655)	Ps.	256,787,165	Ps.	(294,775,877)
Income taxes and duties	(3,017,215)		308,071,088		2,294,249		—		307,348,122
Depreciation and amortization of wells, pipelines, properties, plant and equipment	926,413		130,462,150		2,042,802		—		133,431,365
Amortization of intangible assets	302,074		27,629		73,592		—		403,295
Impairment of wells, pipelines, properties, plant and equipment	—		751,469		459,126		—		1,210,595
Capitalized unsuccessful wells	—		9,730,391		—		—		9,730,391
Unsuccessful wells from intangible assets	—		12,565,711		—		—		12,565,711
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	165,820		47,033,371		100,431		—		47,299,622
Depreciation of rights of use	518,108		4,890,459		999,304		—		6,407,871
Reversal of impairment of rights of use	—		(87,025)		—		—		(87,025)
Impairment of joint ventures	—		—		6,703,324		—		6,703,324
Cancellation of leases	—		(432,906)		—		—		(432,906)
Unrealized foreign exchange loss (income) of reserve for well abandonment	—		4,454,106		—		—		4,454,106
Loss (profit) sharing in joint ventures and associates	257,030,877		97,909		2,990,198		(257,030,877)		3,088,107
Unrealized foreign exchange loss (income)	37,103,050		4,878,103		2,504,194		—		44,485,347
Interest expense	152,735,265		9,319,042		2,517,340		—		164,571,647
Interest income	(15,021,009)		(13,696,982)		(188,793)		—		(28,906,784)
Taxes and duties	(9,832,139)		(247,468,399)		(2,147,155)		—		(259,447,693)
Accounts receivable, inventories, accounts payable, DFIs and provisions	36,095,181		(42,928,835)		(29,866,906)		—		(36,700,560)
Employee benefits	23,767,561		45,120,142		(1,001,049)		—		67,886,654
Inter-company charges and deductions	(945,742,643)		(154,191,287)		116,560,178		983,373,752		—
Cash flows from (used in) operating activities	(759,500,826)		(125,670,082)		91,276,180		983,130,040		189,235,312
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(305,025)		(157,505,188)		(77,595,821)		—		(235,406,034)
Other assets and other receivables	435,423		4,246,730		(31,511,677)		—		(26,829,524)
(Increase) decrease due to Inter-company investing	(68,097,420)		—		(858,455)		68,955,875		—
Cash flows (used in) from investing activities	(67,967,022)		(153,258,458)		(109,965,953)		68,955,875		(262,235,558)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	316,354,129		—		—		—		316,354,129
Collection and interest collected from the Mexican Government	22,915,255		—		—		—		22,915,255
Lease payments of principal and interest	(388,290)		(9,806,074)		(1,074,067)		—		(11,268,431)
Loans obtained from financial institutions	682,975,560		4,088,422		949,152,861		—		1,636,216,843
Debt payments, principal only	(749,672,127)		(8,885,244)		(949,024,209)		—		(1,707,581,580)
Interest paid	(151,547,133)		(5,430,171)		(279,321)		—		(157,256,625)
Inter-company increase (decrease) financing	732,126,639		300,149,402		19,809,874		(1,052,085,915)		—
Cash flows from (used in) financing activities:	852,764,033		280,116,335		18,585,138		(1,052,085,915)		99,379,591
Net increase (decrease) in cash and cash equivalents	25,296,185		1,187,795		(104,635)		—		26,379,345
Effects of foreign exchange on cash balances	—		—		10,137,321		—		10,137,321
Cash and cash equivalents at the beginning of the year	9,394,220		4,970,074		25,625,487		—		39,989,781
Cash and cash equivalents at the end of the year	Ps.	34,690,405	Ps.	6,157,869	Ps.	35,658,173	Ps.	—	Ps.	76,506,447